CONCENTRATION (Schedule of Major Customer Concentrations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Revenues	$ 123,571,455	$ 113,891,989	$ 122,397,886
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	63.00%	31.00%
Customer Concentration Risk [Member] | Revenues [Member]
Concentration Risk [Line Items]
Revenues	$ 78,660,831	$ 42,319,683	$ 72,715,616
Concentration risk percentage	64.00%	37.00%	60.00%
Customer Concentration Risk [Member] | Revenues [Member] | Company A (3rd Party) [Member]
Concentration Risk [Line Items]
Revenues		$ 18,570,574	$ 47,193,174
Concentration risk percentage		16.00%	39.00%
Customer Concentration Risk [Member] | Revenues [Member] | Company B (3rd Party) [Member]
Concentration Risk [Line Items]
Revenues			$ 25,522,442
Concentration risk percentage			21.00%
Customer Concentration Risk [Member] | Revenues [Member] | Company C (3rd Party) [Member]
Concentration Risk [Line Items]
Revenues	$ 17,880,306	$ 12,368,270
Concentration risk percentage	14.00%	11.00%
Customer Concentration Risk [Member] | Revenues [Member] | Company D (3rd Party) [Member]
Concentration Risk [Line Items]
Revenues		$ 11,380,839
Concentration risk percentage		10.00%
Customer Concentration Risk [Member] | Revenues [Member] | Company E (3rd Party)[Member]
Concentration Risk [Line Items]
Revenues	$ 24,915,113
Concentration risk percentage	20.00%
Customer Concentration Risk [Member] | Revenues [Member] | Company F (3rd Party)[Member]
Concentration Risk [Line Items]
Revenues	$ 20,361,459
Concentration risk percentage	17.00%
Customer Concentration Risk [Member] | Revenues [Member] | Company G (3rd Party)[Member]
Concentration Risk [Line Items]
Revenues	$ 15,503,953
Concentration risk percentage	13.00%